Other assets (Details) - USD ($) $ in Millions	Sep. 30, 2023	Dec. 31, 2022
Miscellaneous non-current assets [abstract]
Prepaid lease deposits	$ 5.0	$ 2.4
Prepaid insurance	1.7	1.8
Long-term deposits	3.2	0.0
Non-current restricted cash and cash equivalents	2.2	0.0
Other assets	$ 12.1	$ 4.2